Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Current Liabilities
Payable of deposits	¥ 23,455		¥ 28,234
Accrued VAT tax payable	42,204		52,675
Payable to the users	28,243		13,434
Payable of employee benefits	8,637		5,993
Consideration and contingent consideration payables for acquisitions	43,565		18,936
Reimbursement from the depositary bank	12,376
Others	7,051		8,175
Total	¥ 165,531	$ 24,000	¥ 127,447